15. Financial Instruments with Off-Balance-Sheet Risk (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Unused portions of home equity lines of credit	$ 21,961,527	$ 21,120,077
Other commitments to extend credit	41,230,202	45,551,282
Residential construction lines of credit	2,010,417	1,138,872
Commercial real estate and other construction lines of credit	15,592,702	1,762,424
Standby letters of credit and commercial letters of credit	1,655,469	1,193,480
Recourse on sale of credit card portfolio	276,650	352,000
MPF credit enhancement obligation, net	$ 1,543,211	$ 2,035,858